Subsequent Events (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 17, 2026 USD ($) a	Feb. 09, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from issuing shares			$ 20	$ 23,426
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares) | shares		18,121,600
Par value per share (USD per share) | $ / shares		$ 3.40
Gross proceeds from issuing shares		$ 61,600
Major business combination | Ranch Acquisition
Disclosure of non-adjusting events after reporting period [line items]
Number of acre | a	6,600
Purchase price	$ 12,500